Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 15,474,918	$ 18,298,565	$ 14,128,459
Cost of revenues	13,266,821	15,273,181	11,197,314
Gross Profit	2,208,097	3,025,384	2,931,145
Operating expenses
Selling and marketing expenses	610,487	585,772	316,457
General and administrative expenses	516,187	690,763	324,702
Research and development expenses	262,375	227,555	53,139
Total operating expenses	1,389,049	1,504,090	694,298
Operating income	819,048	1,521,294	2,236,847
Other expenses (income)
Interest expense	7,508	16,715	12,641
Other (income)	(519,784)	(27,949)	(5,680)
Total other (income) expenses, net	(512,276)	(11,234)	6,961
Income before income tax expense	1,331,324	1,532,528	2,229,886
Income tax expense	344,853	417,268	568,005
Net Income	986,471	1,115,260	1,661,881
Less: Net income attributable to non-controlling interest	(16,873)	(42,827)	(13,155)
Net income attributable to LOBO EV Technologies LTD	969,598	1,072,433	1,648,726
Foreign currency translation adjustments	182,890	348,963	(61,220)
Foreign currency translation adjustments for non-controlling interest	4,569	10,651	(2,800)
Comprehensive income attributable to LOBO EV Technologies LTD	$ 1,173,930	$ 1,474,874	$ 1,597,861
Net income per share, basic	$ 0.15	$ 0.17	$ 0.26
Net income per share, diluted	$ 0.15	$ 0.17	$ 0.26
Weighted average shares outstanding, basic	6,400,000	6,400,000	6,400,000
Weighted average shares outstanding, diluted	6,400,000	6,400,000	6,400,000